Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Par Value	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock, Par Value	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	290,000,000	290,000,000
Common Stock, Shares, Issued	105,964,928	103,062,319
Common Stock, Shares, Outstanding	104,022,678	100,223,194
Member advances,Allowance for unrecoverable advances	$ 11,995	$ 12,580
Related party lease right of use assets	970	1,184
Related Party Short term lease liabilities	243	205
Related Party long term lease liabilities	$ 822	$ 1,065
Class A [Member]
Temporary Equity, Par Value	$ 10.00
Temporary Equity, Shares Issued	25,376,598
Temporary Equity, Shares Outstanding	25,376,598
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	200,000,000
Common Stock, Shares, Issued	0
Common Stock Subject To Possible Redemption	25,376,598
Class B [Member]
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Issued	6,344,150
Common Stock, Shares, Outstanding	6,344,150
Series A Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	133,216,940	133,216,940
Temporary Equity, Par Value	$ 0.000001	$ 0.000001
Temporary Equity, Shares Issued	133,216,940	133,216,940
Temporary Equity, Shares Outstanding	133,216,940	133,216,940
Temporary Equity, Liquidation Preference	$ 130,686	$ 130,686
Series B One Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	13,326,050	13,326,050
Temporary Equity, Par Value	$ 0.000001
Temporary Equity, Shares Issued	13,326,050	13,326,050
Temporary Equity, Shares Outstanding	13,326,050	13,326,050
Temporary Equity, Liquidation Preference	$ 50,000	$ 50,000
Series B Two Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	3,991,610	3,991,610
Temporary Equity, Par Value	$ 0.000001
Temporary Equity, Shares Issued	3,991,610	3,991,610
Temporary Equity, Shares Outstanding	3,991,610	3,991,610
Temporary Equity, Liquidation Preference	$ 11,981	$ 11,981